UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-8399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Ernest L. Schmider,

840 Newport Center Drive,

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004 – June 30, 2005

Item 1. Proxy Voting Record

The Proxy Voting Record, stated below, encompasses all Portfolios in the PIMCO Variable Insurance Trust except the following Portfolios: All Asset Portfolio, CommodityRealReturn Strategy Portfolio, Emerging Markets Bond Portfolio, Foreign Bond Portfolio (U.S. Dollar-Hedged), Global Bond Portfolio (Unhedged), Low Duration Portfolio, Money Market Portfolio, Real Return Portfolio, StocksPLUS Growth & Income Portfolio, Total Return Portfolio, and Total Return Portfolio II, in which there were no proxy votes to report.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Issuer Name	Exchange Ticker Symbol	CUSIP or ISIN	Security Holder Meeting Date	Matter Voted On	Issuer or Security Holder Proposal	Vote Cast (Y/N?)	Vote Cast: For, Against, Abstain	Vote Cast “For” or “Against” Management or “Abstain”
High Yield Portfolio

	Hollinger International Publishing, Inc.	N/A	435572AE2	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	PanAmSat Corp.	N/A	697933AP4	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	El Paso Production Holding Co.	N/A	283703AB2	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	JET Equipment Trust	N/A	477122AU9	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Alderwoods Group, Inc.	N/A	014383AC7	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	El Paso Energy Partners	N/A	28368QAC3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	GulfTerra Energy Partners LP	N/A	40274XAB8	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Williams Cos., Inc.	N/A	969457BQ2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Officemax, Inc.	N/A	097383AW3	N/A	Consent to the proposed amendments to Indenture	Issuer	N	Abstain	Abstain
	Choctaw Resort Development Enterprise	N/A	17037NAB6	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
	AmeriGas Partners LP	N/A	0309819C0	N/A	Consent to the proposed amendments	Issuer	Y	Against	Against
	Evergreen Resources, Inc.	N/A	299900AD2	N/A	Consent to the proposed amendments to Indenture	Issuer	N	Abstain	Abstain
	K&F Industries, Inc.	N/A	482240AJ7	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
	Dimon, Inc.	N/A	254394AJ8	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Targeted Return Index Securities Trust	N/A	87613YAH4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Chesapeake Energy Corp.	N/A	165167AV9	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Dana Corp.	N/A	235811AU0	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Cincinnati Bell, Inc.	N/A	171871AB2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Cedar Brakes II LLC	N/A	15005NAC6	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	SPX Corp.	N/A	784635AH7	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	SPX Corp.	N/A	784635AG9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Dimon, Inc.	N/A	254394AJ8	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	AmeriGas Partners LP	N/A	03073KAC5	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Young Broadcasting, Inc.	N/A	987434AQ0	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Crown Castle International Corp.	N/A	228227AJ3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Freescale Semiconductor, Inc.	N/A	35687MAF4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Freescale Semiconductor, Inc.	N/A	35687MAD9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Wynn Las Vegas LLC	N/A	983130AB1	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

Long-Term U.S. Government Portfolio

	Overseas Private Investment Corp.	N/A	690353KU0	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
	Overseas Private Investment Corp.	N/A	690353LA3	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For

Short-Term Portfolio

	PanAmSat Corp.	N/A	697933AK5	N/A	Consent to the proposed amendments	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO VARIABLE INSURANCE TRUST

By:	/s/ Ernest L. Schmider
Ernest L. Schmider, Principal Executive Officer

Date: August 24, 2005